Employee benefit obligations - Sensitivity analysis (Details) - Ardagh Group S.A. - Defined benefit plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assumptions and sensitivities
Estimate of contributions expected to be paid in next year	$ 28	$ 36
Discount rates
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption	$ 193	$ 216
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption	$ (173)	$ (230)
Rates of inflation
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption	$ (85)	$ (96)
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption	$ 94	$ 91
Rates of increase in salaries
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption	$ (90)	$ (103)
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption	$ 99	$ 97
Expected longevity
Assumptions and sensitivities
Increase (decrease) in pension obligations due to increase in actuarial assumption	$ 66	$ 55
Increase in actuarial assumption (in years)	1 year	1 year